Share-Based Compensation	12 Months Ended
Dec. 31, 2025
Share-Based Compensation [Abstract]
SHARE-BASED COMPENSATION
12.	SHARE-BASED COMPENSATION

For the year ended December 31, 2024 and 2025, total share-based compensation expenses recognized were $1,560,527 and $5,795,923. The table below presents a summary of the Group’s share-based compensation expenses:

	For the Year Ended December 31,
	2024	2025
Selling expenses	1,553	461
General and administrative expenses	1,556,761	5,795,357
Research and development expenses	2,213	105
Total	$1,560,527	$5,795,923

2023 Share Incentive Plan

On November 30, 2022, the Company adopted the 2023 Share Incentive Plan (“2023 Plan”), which permits the granting of share options and restricted share units (“RSUs”) to employees, directors and consultants of the Group. During 2024, the Company has authorized a grant quantity of 310,000 ordinary shares for RSUs and 1,153,333 ordinary shares for options under the 2023 Plan. Under the Group’s 2023 Plan, the RSUs were vested upon grant and the options will vest in one-third increments annually over three years starting from the first anniversary of the Grant Date. The purpose of the 2023 Plan is to attract and retain exceptionally qualified individuals and to motivate them to exert their best efforts on behalf of the Group by providing incentives through granting awards.

2025 Share Incentive Plan

On April 1, 2025, the Group adopted the 2025 share incentive plan (the “2025 Plan”), to promote the success and enhance the value of the Group by linking the personal interests of the Directors, Employees, and Consultants to those of the Group’s shareholders and by providing such individuals with an incentive for outstanding performance to generate superior returns to the Group’s shareholders. Under the 2025 Plan, the maximum aggregate number of Ordinary Shares which may be issued pursuant to all awards under such plan shall initially be 4,214,684, provided, that if the aggregate number of Ordinary Shares reserved and available for future grants of awards under the 2025 Plan falls below 3.0% of the total Ordinary Shares in issue and outstanding on the last day of the immediately preceding calendar year (the “Limit”), such number shall automatically be increased so that the aggregate number of Ordinary Shares reserved and available for future grants of awards under the 2025 Plan shall be equal to the Limit on January 1 thereafter, assuming, for purposes of determining the number of Ordinary Shares outstanding on such date, that all preferred shares, options, warrants, convertible notes and other equity securities that are convertible into or exercisable or exchangeable for Shares (whether or not by their terms then currently convertible, exercisable or exchangeable) that were outstanding on such date, are deemed to have been so converted, exercised or exchanged.

Share options for employees

On January 3, 2024, the Company granted Hui Yuan, its CEO, the right and option to purchase 482,312 ordinary shares of the Company, at an exercise price of $6.21 per ordinary share. On August 15, 2024, the Company granted 103 employees, the right and option to purchase 484,764 ordinary shares, at an exercise price of $0.75 per ordinary share.

With the assistance of an independent valuation firm using the management’s estimates and assumptions, the Company recorded stock-based compensation expense for options based on the estimated fair value on the date of the grant using the binomial option pricing model. The key assumptions used to determine the fair value of the options at the respective grant dates in 2024 were as follows:

For the Year Ended December 31, 2024
Risk-free interest rate	3.91%~3.92%
Expected volatility	101.90%~111.35%
Expected dividend yield	0.00%
Exercise multiple	1.5
Fair value of underlying ordinary shares	$0.75~$6.15
Fair value of option*	$0.1463~$1.3057

*	One option can be exchanged for one ninth of ADS after the one-for-nine reverse ADS split.

The risk-free interest rate for periods within the contractual life of the options is based on the U.S. treasury yield curve in effect at the time of grant for a term consistent with the contractual term of the awards. Expected volatility is estimated based on the historical volatility of the Company’s share price. The expected dividend yield is estimated based on our expected dividend policy over the expected term of the options. The expected exercise multiple is based on management’s estimation, which the Company believes is representative of the future. The estimated fair value of the Company’s ordinary shares is based on the Company’s share price. The risk-free interest rate for periods within the contractual life of the options is based on the U.S. treasury yield curve in effect at the time of grant for a term consistent with the contractual term of the awards. Expected volatility is estimated based on the historical volatility of the Company’s share price. The expected exercise multiple is based on management’s estimation, which the Company believes is representative of the future.

The following table summarized the Company’s share option activities under the Option Plans:

	Number of ordinary shares underlying	Weighted average exercise price
Balance, December 31, 2023	-	$-

Granted	967,076	$3.47
Exercised	-	$-
Forfeited	(15,300)	$0.75

Balance, December 31, 2024	951,776	$3.52

Exercisable, December 31, 2024	-	$-

Expected to vest, December 31, 2024	951,776	$3.52

	Number of ordinary shares underlying	Weighted average exercise price
Balance, December 31, 2024	951,776	$3.52

Forfeited	(90,132)	$0.75

Balance, December 31, 2025	861,644	$3.81

Exercisable, December 31, 2025	(287,215)	$3.81

Expected to vest, December 31, 2025	574,429	$3.81

The total intrinsic value of options exercised during the year ended December 31, 2024 was nil as the share options were out of the money. Total share-based compensation expenses recognized for these share options in 2024 were $653,111. As of December 31, 2024, there was $1,442,218 unrecognized share-based compensation expense relating to share options. This amount is expected to be recognized over a weighted-average vesting period of 2.08 years.

Restricted Shares Units for employees

On January 3, 2024, the CEO and the Chief financial Officer (“CFO”), Wei Weng, were each awarded RSUs, representing 16,667 and 10,000 ordinary shares, respectively, and the fair value on the grant date of each restricted share was $6.15.

On August 9, 2024, the Company granted RSUs, representing 133,333 ordinary shares, to a consultant of the Group, and the fair value on the grant date of each restricted share was $1.12.

On August 15, 2024, the Company granted 9 employees amounting to RSUs, representing 71,667 ordinary shares, and the fair value on the grant date of each restricted share was $0.75.

On May 22, June 2, 2025, June 13 and September 4, 2025, the Company granted RSUs to two employees covering a total of 549,750 ordinary shares, with grant-date fair values ranging from $0.79 to $1.41 per share.

Each RSU represents the right to receive one ADS of the Company and fully vested upon grant. The Award payout shall be made to employees in a lump sum as soon as practicable but no later than two and a half months following each vesting date which coincides with the Grant Date.

The following table summarized the Company’s restricted share unit activities under the 2023 Plan:

	Nonvested ordinary shares underlying	Weighted average fair value per ordinary share at the grant dates
Outstanding as of December 31, 2023	-	$-

Granted	231,667	$1.59
Vested	(231,667)	$1.59
Forfeited	-	$-

Outstanding as of December 31, 2024	-	$-

The following table summarized the Company’s restricted share unit activities under the 2025 Plan:

	Nonvested ordinary shares underlying	Weighted average fair value per ordinary share at the grant dates
Outstanding as of December 31, 2024	-	$-

Granted	549,750	$1.01
Vested	(549,750)	$1.01
Forfeited	-	$-

Outstanding as of December 31, 2025	-	$-

RSUs granted to employees are measured based on the closing price of RSUs on the grant date and recognized as compensation cost on a straight-line basis over the requisite service period. Total share-based compensation expenses recognized for these RSUs in 2024 and 2025 were $367,394 and $394,109. There was nil unrecognized compensation expenses related to nonvested restricted share units as the RSUs were vested upon grant.

Restricted Shares Units for non-employees

In 2024 and 2025, the Company granted RSUs, representing in total 692,321and 4,403,640 ordinary shares, to four external consultants for services, with the weighted average estimated fair value on the grant date of each ordinary shares underlying of $2.47 and $1.05. Each RSU represents the right to receive one ADS of the Group and fully vested upon grant.

The following table summarized the Group’s restricted share unit activities:

	Nonvested ordinary shares underlying	Weighted average fair value per ordinary share at the grant dates
Outstanding as of December 31, 2023	-	$-

Granted	692,321	$2.47
Vested	(692,321)	$2.47
Forfeited	-	$-

Outstanding as of December 31, 2024	-	$-

	Nonvested ordinary shares underlying	Weighted average fair value per ordinary share at the grant dates
Outstanding as of December 31, 2024	-	$-

Granted	4,403,640	$1.05
Vested	(4,403,640)	$1.05
Forfeited	-	$-

Outstanding as of December 31, 2025	-	$-

RSUs granted to non-employees are measured based on the closing price of ADS on the grant date and recognized as compensation cost on a straight-line basis over the requisite service period. Total share-based compensation expenses recognized for these RSUs in 2024 and 2025 were $540,022 and $5,483,225.

On September 2, 2024, the Company executed a consulting agreement with a third-party company, issuing 600,000 ordinary shares as compensation. However, the agreement was mutually terminated on October 7, 2024, due to the third party’s non-performance of its obligations. Consequently, the consultant refunded the full cash equivalent of the shares, totaling $945,230, deducting related charge, to the Company. The above transactions were deemed to be issuance of ordinary shares of the Company, which were presented in the consolidated statements of changes in deficit.

As of December 31, 2024 and 2025, there were nil unrecognized compensation expenses related to nonvested restricted share units as the RSUs were vested upon grant.